Above market acquired charters	12 Months Ended
Dec. 31, 2018
Above market acquired charters [Abstract]
Above market acquired charters

6. Above market acquired charters

For the years ended December 31, 2018, 2017 and 2016 revenues were reduced by $14,380, $14,380 and $14,309, respectively, corresponding to the amortization of the above market acquired charters.

The following table presents an analysis of above market acquired charters:

Above market acquired charters	Book Value
Carrying amount as at January 1, 2017	$89,415

Amortization	$(14,380)

Carrying amount as at December 31, 2017	$75,035

Amortization	$(14,380)

Carrying amount as at December 31, 2018	$60,655

As of December 31, 2018, the remaining carrying amount of unamortized above market acquired time charters was $60,655 and will be amortized in future years as follows:

For the year ending December 31,	Amount
2019	$14,380
2020	$11,696
2021	$8,416
2022	$8,371
2023	$8,371
Thereafter	$9,421

Total	$60,655